UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4576

                                BOND FUND SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                      Date of reporting period: 06/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP CONVERTIBLE CORPORATE BONDS AND NOTES SECTORS
--------------------------------------------------------------------------------
Health Care                                                                15.6%
--------------------------------------------------------------------------------
Information Technology                                                     11.4
--------------------------------------------------------------------------------
Consumer Discretionary                                                      9.0
--------------------------------------------------------------------------------
Industrials                                                                 6.8
--------------------------------------------------------------------------------
Energy                                                                      4.2
--------------------------------------------------------------------------------
Financials                                                                  3.4
--------------------------------------------------------------------------------
Telecommunication Services                                                  3.3
--------------------------------------------------------------------------------
Consumer Staples                                                            3.1
--------------------------------------------------------------------------------
Utilities                                                                   2.0

Portfolio holdings and strategies are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Convertible Corporate Bonds and Notes              59.0%
Stocks                                             32.0
Bonds and Notes                                     6.0
Cash Equivalents                                    3.0

Portfolio holdings and strategies are subject to change. Percentages are as of June 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                  10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

CLASS A shares of the Fund were first publicly offered on 5/1/95. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. While Class M shares are subject to an annual 0.50% asset-based sales charge, the Board has set that charge at zero effective February 11, 2004.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                  12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------

                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (1/1/07)     (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Class A Actual                         $ 1,000.00   $ 1,076.70   $ 4.85
--------------------------------------------------------------------------------
Class A Hypothetical                     1,000.00     1,020.13     4.72
--------------------------------------------------------------------------------
Class B Actual                           1,000.00     1,072.30     8.98
--------------------------------------------------------------------------------
Class B Hypothetical                     1,000.00     1,016.17     8.74
--------------------------------------------------------------------------------
Class C Actual                           1,000.00     1,072.50     8.93
--------------------------------------------------------------------------------
Class C Hypothetical                     1,000.00     1,016.22     8.69
--------------------------------------------------------------------------------
Class M Actual                           1,000.00     1,076.90     4.70
--------------------------------------------------------------------------------
Class M Hypothetical                     1,000.00     1,020.28     4.57
--------------------------------------------------------------------------------
Class N Actual                           1,000.00     1,074.70     6.50
--------------------------------------------------------------------------------
Class N Hypothetical                     1,000.00     1,018.55     6.33

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          0.94%
---------------------------
Class B          1.74
---------------------------
Class C          1.73
---------------------------
Class M          0.91
---------------------------
Class N          1.26

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL           VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--58.8%
------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.0%
------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.6%
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36 1                                $  2,000,000   $   2,515,000
------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                                 5,000,000       6,337,500
------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23                         2,000,000       3,022,500
------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24                                3,000,000       3,847,500
                                                                                                    --------------
                                                                                                       13,207,500

------------------------------------------------------------------------------------------------------------------
MEDIA--3.5%
Lamar Advertising Co., 2.875% Cv. Sr. Nts., 12/31/10                                    2,000,000       2,767,500
------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                         5,000,000       6,137,500
------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                              5,000,000       6,012,500
                                                                                                    --------------
                                                                                                       14,917,500

------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
Lowe's Cos., Inc., 0.02% Cv. Sr. Nts., 10/19/21 2                                       4,000,000       4,300,000
------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc., 3.50% Cv. Sr. Sub. Nts., 4/1/26                                3,000,000       3,251,250
                                                                                                    --------------
                                                                                                        7,551,250

------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.1%
------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Molson Coors Brewing Co., 2.50% Cv. Sr. Nts., 7/30/13                                   4,000,000       4,175,000
------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12                                      2,500,000       2,884,375
------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-Midland Co., 0.875% Cv. Sr. Nts., 2/15/14 1                              4,000,000       3,820,000
------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Chattem, Inc., 2% Cv. Sr. Nts., Series AI, 11/15/13 1                                   2,000,000       2,480,000
------------------------------------------------------------------------------------------------------------------
ENERGY--4.2%
------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
Cameron International Corp.:
2.50% Cv. Sr. Unsec. Nts., 6/15/26 1                                                    5,000,000       6,106,250
2.50% Cv. Sr. Unsec. Nts., 6/15/26                                                      1,000,000       1,221,250
------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23                                   3,000,000       6,405,000
                                                                                                    --------------
                                                                                                       13,732,500

------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.0%
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66                         4,000,000       4,245,000


                  14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                        PRINCIPAL           VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.4%
------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.9%
Merrill Lynch & Co., Inc., 0% Cv. Sr. Unsec. Unsub. Nts., 3/13/32 2                  $  6,500,000   $   8,007,350
------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Host Hotels & Resorts, Inc., 2.625% Cv. Sr. Nts., 4/15/27 1                             2,000,000       1,840,000
------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
Forest City Enterprises, Inc., 3.625% Cv. Nts., 10/15/11 1                              4,000,000       4,392,800
------------------------------------------------------------------------------------------------------------------
HEALTH CARE--15.6%
------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.5%
Amgen, Inc., 0.375% Cv. Sr. Nts., 2/1/13 1                                              7,000,000       6,247,500
------------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                                            4,000,000       4,220,000
------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.:
0.50% Cv. Sr. Nts., 5/1/11 1                                                            3,000,000       3,405,000
0.50% Cv. Sr. Nts., 5/1/11                                                              1,000,000       1,135,000
------------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24                                    2,000,000       1,847,500
------------------------------------------------------------------------------------------------------------------
PDL BioPharma, Inc., 2% Cv. Sr. Unsec. Nts., 2/15/12                                    2,000,000       2,287,500
                                                                                                    --------------
                                                                                                       19,142,500

------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
Advanced Medical Optics, Inc., 1.375% Cv. Sr. Sub. Nts., 7/1/25                         3,000,000       2,861,250
------------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc., 2.50% Cv. Sr. Sub. Nts., 12/15/36 1                              3,000,000       3,195,000
------------------------------------------------------------------------------------------------------------------
Cytyc Corp.:
2.25% Cv. Sr. Nts., 3/15/24 1                                                           1,000,000       1,465,000
2.25% Cv. Sr. Nts., 3/15/24                                                             1,000,000       1,465,000
------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr Unsec. Sub. Nts., 3/1/24            4,000,000       5,730,000
------------------------------------------------------------------------------------------------------------------
Medtronic, Inc., 1.50% Cv. Sr. Unsec. Nts., 4/15/11                                     5,500,000       5,857,500
                                                                                                    --------------
                                                                                                       20,573,750

------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Omnicare, Inc., 3.25% Cv. Sr. Unsec. Debs., 12/15/35                                    4,000,000       3,365,000
------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.4%
Allergan, Inc., 1.50% Cv. Nts., 4/1/26 1                                                5,000,000       5,312,500
------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32                         3,000,000       3,397,500
------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Debs., Series A, 2/1/24
(cv. into ADRs of Teva Pharmaceutical Industries Ltd.)                                  6,500,000       7,491,250
------------------------------------------------------------------------------------------------------------------
Wyeth, 4.877% Cv. Sr. Unsec. Nts., 1/15/24 3                                            6,000,000       6,817,200
                                                                                                    --------------
                                                                                                       23,018,450

------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.8%
------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.6%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 9/15/11 1                           6,000,000       6,967,500
------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 5.11% Cv. Sr. Nts., 8/15/33 3                                    3,000,000       4,045,200
                                                                                                    --------------
                                                                                                       11,012,700


                  15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL           VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
AIRLINES--1.1%
AirTran Holdings, Inc., 7% Cv. Sr. Nts., 7/1/23                                      $  2,000,000   $   2,467,500
------------------------------------------------------------------------------------------------------------------
UAL Corp., 5% Cv. Bonds, 2/1/21                                                         2,000,000       2,235,200
                                                                                                    --------------
                                                                                                        4,702,700

------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
FTI Consulting, Inc., 3.75% Cv. Sr. Unsec. Sub. Nts., 7/15/12                           3,000,000       4,245,000
------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc., 3.75% Cv. Sr. Unsec. Nts., 4/1/26                              4,000,000       4,410,000
                                                                                                    --------------
                                                                                                        8,655,000

------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Danaher Corp., 2.518% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts., 1/22/21 2         3,000,000       3,326,250
------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/06 4,5                                                      3,931,593         624,730
8.25% Cv. Sub. Nts., 12/31/06 4,5                                                       3,212,132         510,408
                                                                                                    --------------
                                                                                                        4,461,388

------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.4%
------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield
Puttable Securities, 5/15/23 2                                                          4,000,000       4,940,000
------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
EMC Corp., 1.75% Cv. Sr. Nts., 12/1/11 1                                                6,000,000       7,605,000
------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.6%
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23                       3,000,000       4,957,500
------------------------------------------------------------------------------------------------------------------
Verifone Holdings, Inc., 1.375% Cv. Sr. Nts., 6/15/12 5                                 2,000,000       1,976,260
                                                                                                    --------------
                                                                                                        6,933,760

------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.0%
Advanced Micro Devices, Inc., 6% Cv. Sr. Nts., 5/1/15 1                                 3,000,000       2,902,500
------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
(cv. into Agere Systems, Inc., Cl. A common stock)                                      5,000,000       5,106,250
------------------------------------------------------------------------------------------------------------------
Intel Corp.:
2.95% Cv. Unsec. Sub. Debs., 12/15/35 1                                                 4,000,000       3,835,000
2.95% Cv. Unsec. Sub. Debs., 12/15/35                                                   2,000,000       1,917,500
------------------------------------------------------------------------------------------------------------------
Xilinx, Inc., 3.125% Cv. Jr. Unsec. Sub. Debs., 3/15/37 1                               3,000,000       3,037,500
                                                                                                    --------------
                                                                                                       16,798,750

------------------------------------------------------------------------------------------------------------------
SOFTWARE--2.8%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24                                                    3,000,000       3,112,500
------------------------------------------------------------------------------------------------------------------
Red Hat, Inc., 0.50% Cv. Sr. Unsec. Sub. Debs., 1/15/24                                 3,000,000       3,138,750
------------------------------------------------------------------------------------------------------------------
Symantec Corp.:
0.75% Cv. Sr. Nts., 6/15/11 1                                                           4,000,000       4,680,000
0.75% Cv. Sr. Unsec. Nts., 6/15/11                                                      1,000,000       1,170,000
                                                                                                    --------------
                                                                                                       12,101,250


                  16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                        PRINCIPAL           VALUE
                                                                                           AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.3%
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
Level 3 Communications, Inc., 2.875% Cv. Sub. Nts., 7/15/10                          $  2,500,000   $   2,734,375
------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                                          1,000,000       2,111,250
------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc., 3.125% Cv. Sr. Unsec. Nts., 6/15/12 1                               9,000,000       8,955,000
                                                                                                    --------------
                                                                                                       11,066,250

------------------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.0%
CenterPoint Energy, Inc., 3.75% Cv. Sr. Unsec. Nts., Series B, 5/15/23                  2,000,000       3,117,500
------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                                          4,000,000       5,245,000
                                                                                                    --------------
                                                                                                        8,362,500
                                                                                                    --------------
Total Convertible Corporate Bonds and Notes (Cost $ 233,443,342)                                      249,241,648

                                                                                           SHARES
------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--27.3%
------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.1%
------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--3.3%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv., Non-Vtg.                                 155,000       5,976,800
------------------------------------------------------------------------------------------------------------------
General Motors Corp.:
5.25% Cv. Sr. Unsec. Debs., Series B                                                      250,000       5,525,000
6.25% Cv. Sr. Unsec. Debs., Series C, Non-Vtg. 6                                          100,000       2,506,000
                                                                                                    --------------
                                                                                                       14,007,800

------------------------------------------------------------------------------------------------------------------
MEDIA--0.8%
Interpublic Group of Cos., Inc. (The), 5.25% Cv. Unsec., Series B 1                         3,000       3,207,375
------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.8%
------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Bunge Ltd., 4.875% Cv.                                                                     30,000       3,461,250
------------------------------------------------------------------------------------------------------------------
ENERGY--3.1%
------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.1%
Chesapeake Energy Corp., 4.50% Cum. Cv., Non-Vtg.                                          60,000       6,030,000
------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                                                    5,000       7,306,250
                                                                                                    --------------
                                                                                                       13,336,250

------------------------------------------------------------------------------------------------------------------
FINANCIALS--10.2%
------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.4%
Affiliated Managers Group, Inc.:
5.10% Cv. 1                                                                               120,000       7,020,000
5.10% Cv.                                                                                  20,000       1,170,000
------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv., Non-Vtg.                                        150,000       4,188,000


                  17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                           SHARES      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Lehman Brothers Holdings, Inc., 6.25% Cv. Premium Income Equity Linked Nts.
(linked to General Mills, Inc. common stock)                                              240,000   $   6,494,400
                                                                                                    --------------
                                                                                                       18,872,400

------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units
(each unit consists of one preferred stock and one warrant to
purchase shares of Washington Mutual, Inc.), Non-Vtg. 7                                    75,000       4,199,250
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Citigroup Funding, Inc., 5.02% Cv., Series GNW                                            175,000       5,615,750
------------------------------------------------------------------------------------------------------------------
INSURANCE--2.8%
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred securities as well
as a stock purchase contract to purchase MetLife, Inc., Series A and Series B) 7          200,000       6,472,000
------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A, Non-Vtg.                           160,000       5,260,000
                                                                                                    --------------
                                                                                                       11,732,000

------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.7%
Simon Property Group, Inc., 6% Cv., Non-Vtg.                                               40,000       3,039,600
------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.6%
------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
Schering-Plough Corp., 6% Cv.                                                              40,000       2,752,000
------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.4%
------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Northrop Grumman Corp., 7% Cum. Cv., Series B                                              40,000       5,776,000
------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                               5,000       5,150,000
------------------------------------------------------------------------------------------------------------------
MATERIALS--2.5%
------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
Celanese Corp., 4.25% Cum. Cv.                                                             50,000       2,508,000
------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.9%
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg. 6                                50,000       6,425,000
------------------------------------------------------------------------------------------------------------------
Vale Capital Ltd., 5.50% Cv. 6                                                             30,000       1,471,500
                                                                                                    --------------
                                                                                                        7,896,500

------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Crown Castle International Corp., 6.25% Cv.                                                80,000       4,620,000


                  18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                                            VALUE
                                                                                           SHARES      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
UTILITIES--2.3%
------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.3%
Entergy Corp., 7.625% Cv.                                                                  80,000   $   5,263,200
------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                                                                12,000       4,431,960
                                                                                                    --------------
                                                                                                        9,695,160
                                                                                                    --------------
Total Preferred Stocks (Cost $102,791,006)                                                            115,869,335

------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.5%
------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                         70,000       4,909,800
------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                      70,000       3,422,300
------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                          80,000       4,929,600
------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                 50,000       1,852,000
------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 5,6                                                          197,142           9,857
------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                   120,000       4,054,800
                                                                                                    --------------
Total Common Stocks  (Cost $16,790,728)                                                                19,178,357

                                                                                        PRINCIPAL
                                                                                           AMOUNT
------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--6.0%
------------------------------------------------------------------------------------------------------------------
Allegro Investment Corp. SA, Cv. Equity Linked Nts., 5.05%, 3/17/08                  $    154,522       4,128,117
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 3M Co. Exchangeable Total Return Linked Nts.,
4.64%, 3/19/08 5                                                                           55,000       4,457,750
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Cv. Equity Linked Nts., 7.10%, 2/6/08
(linked to Occidental Petroleum Corp. common stock)                                        87,650       4,568,931
------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
Cv. Linked Nts., 6%, 12/5/07 (linked to Corning, Inc.) 5                                  285,705       7,079,770
Equity Linked Nts., 6.35%, 1/4/08 (linked to Global SantaFe Corp.) 5                       82,342       5,303,237
                                                                                                    --------------
Total Structured Notes (Cost $22,538,484)                                                              25,537,805

                                                                                           SHARES
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.0%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 8,9
(Cost $12,607,420)                                                                     12,607,420      12,607,420

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $388,170,980)                                              99.6%    422,434,565
------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                               0.4       1,894,874
                                                                                     -----------------------------

NET ASSETS                                                                                  100.0%  $ 424,329,439
                                                                                     =============================


                  19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $93,208,925 or 21.97% of the Fund's net assets as of June 30, 2007.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Represents the current interest rate for a variable or increasing rate security.

4. Issue is in default. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $19,962,012, which represents 4.70% of the Fund's net assets. See Note 6 of accompanying Notes.

6. Non-income producing security.

7. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

8. Rate shown is the 7-day yield as of June 30, 2007.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES         GROSS         GROSS          SHARES
                                DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   JUNE 30, 2007
---------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl.E                18,266,066   121,496,030   127,154,676      12,607,420
---------------------------------------------------------------------------------------------

                                                                        VALUE        DIVIDEND
                                                                   SEE NOTE 1          INCOME
---------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                          $12,607,420        $429,816

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $375,563,560)                                                           $ 409,827,145
Affiliated companies (cost $12,607,420)                                                                 12,607,420
                                                                                                     --------------
                                                                                                       422,434,565
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                       642,945
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                         1,991,969
Interest and dividends                                                                                   1,546,724
Shares of beneficial interest sold                                                                         379,217
Other                                                                                                       52,427
                                                                                                     --------------
Total assets                                                                                           427,047,847

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                    1,040,299
Shares of beneficial interest redeemed                                                                     850,567
Dividends                                                                                                  393,570
Distribution and service plan fees                                                                         252,763
Trustees' compensation                                                                                      68,139
Shareholder communications                                                                                  51,655
Transfer and shareholder servicing agent fees                                                               45,525
Other                                                                                                       15,890
                                                                                                     --------------
Total liabilities                                                                                        2,718,408

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                           $ 424,329,439
                                                                                                     ==============

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $ 451,038,639
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                         (2,377,248)
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                           (58,595,537)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                              34,263,585
                                                                                                     --------------

NET ASSETS                                                                                           $ 424,329,439
                                                                                                     ==============


                  21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $256,805,472 and
17,000,570 shares of beneficial interest outstanding)                                                      $ 15.11
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)            $ 16.03
-------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,448,989 and 2,409,212 shares of
beneficial interest outstanding)                                                                           $ 15.13
-------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $57,570,989 and 3,813,185 shares of
beneficial interest outstanding)                                                                           $ 15.10
-------------------------------------------------------------------------------------------------------------------
Class M Shares:
Net asset value and redemption price per share (based on net assets of $70,071,733 and
4,641,802 shares of beneficial interest outstanding)                                                       $ 15.10
Maximum offering price per share (net asset value plus sales charge of 3.25% of offering price)            $ 15.61
-------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,432,256 and 227,224 shares of beneficial
interest outstanding)                                                                                      $ 15.11

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                                     $   3,256,960
Affiliated companies                                                                             429,816
---------------------------------------------------------------------------------------------------------
Interest                                                                                       2,125,172
                                                                                           --------------
Total investment income                                                                        5,811,948

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                1,042,006
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                          290,231
Class B                                                                                          190,337
Class C                                                                                          282,870
Class M                                                                                           82,134
Class N                                                                                           15,061
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                          156,786
Class B                                                                                           28,970
Class C                                                                                           43,173
Class M                                                                                           33,802
Class N                                                                                            4,627
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                           26,224
Class B                                                                                            6,509
Class C                                                                                            5,905
Class M                                                                                            5,400
Class N                                                                                              624
---------------------------------------------------------------------------------------------------------
Accounting service fees                                                                           64,438
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            10,249
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        1,548
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                          750
---------------------------------------------------------------------------------------------------------
Other                                                                                             56,854
                                                                                           --------------
Total expenses                                                                                 2,348,498
Less reduction to custodian expenses                                                                (728)
Less waivers and reimbursements of expenses                                                       (8,163)
                                                                                           --------------
Net expenses                                                                                   2,339,607

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          3,472,341


                  23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                $  22,989,592
Closing and expiration of option contracts written                                                54,084
                                                                                           --------------
Net realized gain                                                                             23,043,676
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                           4,460,329

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $  30,976,346
                                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS             YEAR
                                                                                       ENDED            ENDED
                                                                               JUNE 30, 2007     DECEMBER 31,
                                                                                 (UNAUDITED)             2006
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         $    3,472,341   $   10,061,632
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 23,043,676       29,135,185
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              4,460,329        3,105,320
                                                                              --------------------------------
Net increase in net assets resulting from operations                              30,976,346       42,302,137

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (2,259,681)      (7,800,060)
Class B                                                                             (191,113)      (1,112,118)
Class C                                                                             (289,083)      (1,396,887)
Class M                                                                             (647,146)      (2,400,470)
Class N                                                                              (41,750)        (244,472)
                                                                              --------------------------------
                                                                                  (3,428,773)     (12,954,007)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                              525,696      (27,464,457)
Class B                                                                           (6,670,787)     (21,179,903)
Class C                                                                           (1,856,611)     (10,458,453)
Class M                                                                           (5,504,499)     (13,103,309)
Class N                                                                          (13,998,802)      13,889,747
                                                                              --------------------------------
                                                                                 (27,505,003)     (58,316,375)

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                             42,570      (28,968,245)
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              424,286,869      453,255,114
                                                                              --------------------------------
End of period (including accumulated net investment loss
of $2,377,248 and $2,420,816, respectively)                                   $  424,329,439   $  424,286,869
                                                                              ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                         YEAR
                                                    ENDED                                                        ENDED
                                            JUNE 30, 2007                                                     DEC. 31,
CLASS A                                       (UNAUDITED)         2006         2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  14.16     $  13.22     $  13.63    $  13.27    $  11.29   $  12.76
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .13 1        .35 1        .35 1       .43 1       .56        .57
Net realized and unrealized gain (loss)               .95         1.04         (.16)        .58        1.98      (1.41)
                                                 -----------------------------------------------------------------------
Total from investment operations                     1.08         1.39          .19        1.01        2.54       (.84)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.13)        (.45)        (.60)       (.65)       (.56)      (.63)
------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $  15.11     $  14.16     $  13.22    $  13.63    $  13.27   $  11.29
                                                 =======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.67%       10.63%        1.50%       7.74%      22.95%     (6.59)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $256,805     $240,088     $251,033    $319,478    $310,641   $202,968
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $250,915     $239,978     $277,049    $321,729    $252,347   $190,677
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.84%        2.57%        2.66%       3.24%       4.48%      4.77%
Total expenses                                       0.94% 4      0.95% 4      0.97%       0.94%       0.94%      0.99%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                   0.94%        0.95%        0.96%       0.94%       0.94%      0.99%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%          54%          50%         54%         61%        52%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007         0.94%
Year Ended December 31, 2006           0.95

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                            JUNE 30, 2007                                                               DEC. 31,
CLASS B                                       (UNAUDITED)            2006          2005         2004         2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 14.18         $ 13.24       $ 13.65     $  13.29     $  11.30       $  12.79
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .08 1           .24 1         .24 1        .33 1        .43            .43
Net realized and unrealized gain (loss)               .94            1.04          (.15)         .58         2.02          (1.38)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                     1.02            1.28           .09          .91         2.45           (.95)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.07)           (.34)         (.50)        (.55)        (.46)          (.54)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $ 15.13         $ 14.18       $ 13.24     $  13.65     $  13.29       $  11.30
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.23%           9.75%         0.68%        6.92%       22.07%         (7.44)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $36,449         $40,597       $58,483     $ 84,816     $133,058       $154,350
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $38,443         $47,985       $68,098     $102,670     $139,757       $213,259
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.02%           1.74%         1.84%        2.47%        3.79%          3.95%
Total expenses                                       1.74% 4,5,6     1.75% 4,6     1.79% 5      1.75% 5      1.74% 5,7      1.77% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%             54%           50%          54%          61%            52%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007         1.74%
Year Ended December 31, 2006           1.75

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                 YEAR
                                                    ENDED                                                                ENDED
                                            JUNE 30, 2007                                                             DEC. 31,
CLASS C                                       (UNAUDITED)            2006          2005        2004        2003           2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $14.15         $ 13.21       $ 13.62     $ 13.27     $ 11.28        $ 12.76
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .08 1           .24 1         .25 1       .33 1       .46            .46
Net realized and unrealized gain (loss)               .94            1.04          (.16)        .57        1.99          (1.40)
                                                   ------------------------------------------------------------------------------
Total from investment operations                     1.02            1.28           .09         .90        2.45           (.94)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.07)           (.34)         (.50)       (.55)       (.46)          (.54)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $15.10         $ 14.15       $ 13.21     $ 13.62     $ 13.27        $ 11.28
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.25%           9.78%         0.72%       6.89%      22.14%         (7.39)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $57,571         $55,737       $62,231     $80,995     $82,149        $61,031
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $57,080         $57,353       $69,275     $82,470     $69,787        $66,391
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.04%           1.77%         1.89%       2.48%       3.73%          3.97%
Total expenses                                       1.73% 4,5,6     1.74% 4,6     1.74% 5     1.70% 5     1.70% 5,7      1.76% 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%             54%           50%         54%         61%            52%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007          1.73%
Year Ended December 31, 2006            1.74

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                            JUNE 30, 2007                                                                DEC. 31,
CLASS M                                       (UNAUDITED)            2006          2005         2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 14.15         $ 13.21       $ 13.62     $  13.27       $  11.28      $  12.76
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .14 1           .36 1         .36 1        .43 1          .50           .49
Net realized and unrealized gain (loss)               .95            1.03          (.16)         .57           2.00         (1.40)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                     1.09            1.39           .20         1.00           2.50          (.91)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.14)           (.45)         (.61)        (.65)          (.51)         (.57)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $ 15.10         $ 14.15       $ 13.21     $  13.62       $  13.27      $  11.28
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.69%          10.68%         1.55%        7.69%         22.59%        (7.16)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $70,072         $70,996       $79,023     $100,877       $114,600      $108,426
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $70,703         $73,597       $86,969     $106,194       $110,337      $122,897
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.87%           2.60%         2.72%        3.24%          4.16%         4.24%
Total expenses                                       0.91% 4,5,6     0.91% 4,6     0.91% 5      0.95% 5,7      1.32% 5,7     1.51% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%             54%           50%          54%            61%           52%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007          0.91%
Year Ended December 31, 2006            0.91

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                   YEAR
                                                    ENDED                                                  ENDED
                                            JUNE 30, 2007                                               DEC. 31,
CLASS N                                       (UNAUDITED)        2006        2005      2004      2003       2002
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $14.16     $ 13.22      $13.63    $13.27    $11.29     $12.76
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .11 1       .31 1       .28 1     .37 1     .49        .55
Net realized and unrealized gain (loss)               .95        1.02        (.15)      .58      2.00      (1.43)
                                                   ---------------------------------------------------------------
Total from investment operations                     1.06        1.33         .13       .95      2.49       (.88)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.11)       (.39)       (.54)     (.59)     (.51)      (.59)
------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $15.11     $ 14.16      $13.22    $13.63    $13.27     $11.29
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.47%      10.19%       1.04%     7.31%    22.45%     (6.92)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $3,432     $16,869      $2,485    $2,131    $1,458     $  388
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $6,001     $ 5,669      $2,378    $1,781    $  743     $  205
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.46%       2.26%       2.17%     2.79%     3.87%      4.38%
Total expenses                                       1.26% 4     1.23% 4     1.45%     1.37%     1.37%      1.43%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                   1.26%       1.23%       1.43%     1.37%     1.35%      1.38%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%         54%         50%       54%       61%        52%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007             1.26%
Year Ended December 31, 2006               1.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on


                  31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2007, securities with an aggregate market value of $1,135,138, representing 0.27% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential


                  32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $57,655,196 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2007, it is estimated that the Fund will utilize $23,043,676 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund utilized $21,096,894 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                           EXPIRING
                           -------------------------
                           2010          $80,698,872

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2007, the Fund's projected benefit obligations were increased by $3,975 and payments of $3,272 were made to retired trustees, resulting in an accumulated liability of $57,251 as of June 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though


                  33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                  34 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED JUNE 30, 2007    YEAR ENDED DECEMBER 31, 2006
                                     SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                              1,624,387    $ 23,836,152       2,318,909    $ 31,684,747
Dividends and/or
distributions reinvested            123,569       1,835,212         444,736       6,153,926
Redeemed                         (1,706,239)    (25,145,668)     (4,798,119)    (65,303,130)
                                 -----------------------------------------------------------
Net increase (decrease)              41,717    $    525,696      (2,034,474)   $(27,464,457)
                                 ===========================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                                118,233    $  1,748,282         219,096    $  2,994,379
Dividends and/or
distributions reinvested              8,060         119,917          51,658         716,244
Redeemed                           (580,298)     (8,538,986)     (1,825,531)    (24,890,526)
                                 ------------------------------------------------------------
Net decrease                       (454,005)   $ (6,670,787)     (1,554,777)   $(21,179,903)
                                 ============================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                                207,082    $  3,055,099         363,323    $  4,952,367
Dividends and/or
distributions reinvested             13,841         205,621          71,329         988,545
Redeemed                           (346,819)     (5,117,331)     (1,206,502)    (16,399,365)
                                 -----------------------------------------------------------
Net decrease                       (125,896)   $ (1,856,611)       (771,850)   $(10,458,453)
                                 ===========================================================

--------------------------------------------------------------------------------------------
CLASS M
Sold                                 19,347    $    286,481          46,520    $    635,319
Dividends and/or
distributions reinvested             31,103         461,562         121,268       1,676,096
Redeemed                           (426,781)     (6,252,542)     (1,132,431)    (15,414,724)
                                 -----------------------------------------------------------
Net decrease                       (376,331)   $ (5,504,499)       (964,643)   $(13,103,309)
                                 ===========================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                                 22,955    $    357,838       1,037,870    $ 14,367,145
Dividends and/or
distributions reinvested              2,604          38,301          16,642         234,685
Redeemed                           (989,383)    (14,394,941)        (51,480)       (712,083)
                                 -----------------------------------------------------------
Net increase (decrease)            (963,824)   $(13,998,802)      1,003,032    $ 13,889,747
                                 ===========================================================


                  35 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                         PURCHASES               SALES
         -------------------------------------------------------------
         Investment securities        $102,461,647        $125,717,383

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

         FEE SCHEDULE
         ------------------------------------------
         Up to $50 million                  0.6250%
         Next $250 million                  0.5000
         Over $300 million                  0.4375

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2007, the Fund paid $64,438 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $277,412 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                  36 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C, CLASS M AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $2,135,059, $2,698,443 and $160,069, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A         CLASS M      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------
June 30, 2007         $ 39,302           $ 732            $ --        $ 47,634           $ 630            $ --

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $8,163 for IMMF management fees.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.


                  37 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. OPTION ACTIVITY Continued

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity] increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security [or commodity] decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2007 was as follows:

                                               CALL OPTIONS
                                 --------------------------
                                 NUMBER OF        AMOUNT OF
                                 CONTRACTS         PREMIUMS
-----------------------------------------------------------
Options outstanding as of
December 31, 2006                       --        $      --
Options written                      1,000          249,042
Options closed or expired           (1,000)        (249,042)
                                    -----------------------
Options outstanding as of
June 30, 2007                           --        $      --
                                    =======================

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                  38 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  39 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  40 | OPPENHEIMER CONVERTIBLE SECURITIES FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/08/2007